                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____

Post-Effective Amendment No. 66 (File No. 2-54516) [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No. 57 (File No. 811-2591) [X]

RIVERSOURCE MONEY MARKET SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

     The prospectus for RiverSource Cash Management Fund is incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-54516 on or about Sept. 25, 2008.

                                                                  RIVERSOURCE(R)
                                                                     INVESTMENTS

                     PROSPECTUS SUPPLEMENT -- FEB. 20, 2009

RIVERSOURCE CASH MANAGEMENT FUND -- PROSPECTUS (SEPT. 29, 2008)     S-6320-99 AF

THE FRONT COVER OF THE PROSPECTUS IS REVISED TO INCLUDE THE FOLLOWING ADDITIONAL CLASS OF SHARES: R2

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class R2 is new and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. The blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented to include the following:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             CLASS R2
                                                             --------
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                         None
Maximum deferred sales charge (load) imposed on sales
   (as a percentage of offering price at time of purchase)     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:   CLASS R2
--------------------------------------------   --------
Management fees                                  0.28%
Distribution and/or service (12b-1) fees         0.50%
Other expenses(a)                                0.39%
Total annual fund operating expenses(b)          1.17%

(a) Other expenses are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 1.23% for Class R2.

EXAMPLES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table is supplemented to include the following:

The amounts shown are the same whether or not you redeem your shares at the end of the periods shown.

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                            ------   -------   -------   --------
Class R2                     $119      $372      $645     $1,425

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R2 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Class R2 shares pay an annual distribution and shareholder servicing (12b-1) fee. Because this fee is paid out of the Fund's assets on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges. Investments in Class R2 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS

The following eligible institutional investors may purchase Class R2 shares:

-    Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

-    Health Savings Accounts created pursuant to public law 108-173.

Class R2 shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R2 shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

In addition, for Class R2 shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other purchasers not listed above.

The distribution and shareholder servicing fees for Class R2 are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and directly or indirectly providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund or provide services to Fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

In addition, Class R2 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2 is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R2 shares only through the distributor or an authorized financial intermediary. Generally you may exchange your Class R2 shares only for shares of the same class of another fund. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

Part B.

     The Statement of Additional Information for RiverSource Cash Management Fund is incorporated by reference to that filed in Registrant's 497 filing filed on or about Feb. 2, 2009. The information in Part A of this Registration Statement that relates to the Statement of Additional Information of the Registrant is incorporated herein by reference.

     The financial statements for RiverSource Cash Management Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-54516 on or about Sept. 25, 2008.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-54516, are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999, filed as Exhibit (a)(2) to Post-Effective Amendment No. 53 to Registration Statement No. 2-54516, are incorporated by reference.

(a)(3) Articles of Amendment, dated Nov. 14, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 55 to Registration Statement No. 2-54516, are incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, filed electronically on or about Sept. 27, 2006 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 2-54516 are incorporated by reference.

(a)(5) Certificate of Designation, dated Oct. 5, 2006, filed electronically on or about Sept. 26, 2007 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No.63 to Registration Statement No. 2-54516 is incorporated by reference.

(a)(6) Certificate of Designation reflecting the addition of Class R2 shares to RiverSource Cash Management Fund to be filed by Amendment.

(b) By-laws, as amended April 13, 2006, filed electronically on or about Sept. 25, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-54516 are incorporated by reference.

(c) Stock certificate, filed as Exhibit No. 4 to Registrant's Amendment No. 12 to Registration Statement No. 2-54516, dated Sept. 18, 1982, is incorporated by reference.

(d) Investment Management Services Agreement, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Sept. 27, 2006 as Exhibit (d) to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 2-54516 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (e)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(e)(3) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(4) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about July 28, 2008 as Exhibit (h)(1) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about July 28, 2008 as Exhibit (h)(2) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about July 28, 2008 as Exhibit
         (h)(3) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(4) Plan and Agreement of Merger, dated April 10, 1986, filed as Exhibit No. 9 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-54516, is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization, dated Sept. 8, 1994, between IDS Cash Management Fund, a series of IDS Money Market Series, Inc. and IDS Planned Investment Account, also a series of IDS Money Market Series, Inc., filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 on Form N-14, is incorporated by reference.

(h)(6) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated June 12, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the Registrant filed electronically on or about July 28, 2008 as Exhibit (h)(5) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(h)(7) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP) is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m)(1) Plan of Distribution and Agreement of Distribution, dated Aug. 1, 2006, amended and restated June 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about July 28, 2008 as Exhibit (m) to RiverSource High Yield Income Series, Inc. Post-Effective Amendment No. 45 to Registration Statement No. 2-86637 is incorporated by reference.

(m)(2) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (m)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of June 12, 2008, filed electronically on or about June 30, 2008 as Exhibit (n) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 120 to Registration Statement No. 2-11328 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 66 to Registration Statement No. 2-54516.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

    Name and Title               Other Companies                      Address*                  Title within other companies
---------------------   ----------------------------------   ---------------------------   --------------------------------------
Neysa M. Alecu,         Advisory Capital Strategies Group    100 Park Avenue, New York,    Anti-Money Laundering Officer
Anti-Money Laundering   Inc.                                 NY 10017
Officer
                        Advisory Select LLC                  Dissolved                     Anti-Money Laundering Officer
                                                                                           (resigned 5/1/07)

                        American Enterprise Investment       70400 AXP Financial           Anti-Money Laundering Officer
                        Services Inc.                        Center, Minneapolis, MN
                                                             55474

                        Ameriprise Auto & Home Insurance     3500 Packerland Drive         Anti-Money Laundering Officer
                        Agency, Inc.                         De Pere, WI 54115

                        Ameriprise Certificate Company       70100 Ameriprise Financial    Anti-Money Laundering Officer
                                                             Center, Minneapolis, MN       (resigned 8/24/07)
                                                             55474

                        Ameriprise Financial, Inc.           200 Ameriprise Financial      Anti-Money Laundering Officer
                                                             Center, Minneapolis, MN
                                                             55474

                        Ameriprise Financial Services,       5221 Ameriprise Financial     Anti-Money Laundering Officer
                        Inc.                                 Center, Minneapolis, MN
                                                             55474

                        Ameriprise Trust Company             200 Ameriprise Financial      Anti-Money Laundering Officer
                                                             Center, Minneapolis, MN
                                                             55474

                        Boston Equity General Partner LLC                                  Anti-Money Laundering Officer

                        IDS Capital Holdings Inc.                                          Anti-Money Laundering Officer

                        IDS Management Corporation                                         Anti-Money Laundering Officer

                        Kenwood Capital Management LLC       333 S. 7th Street, Suite      Anti-Money Laundering Officer
                                                             2330, Minneapolis, MN 55402

                        RiverSource Distributors, Inc.       50611 Ameriprise Financial    Anti-Money Laundering Officer
                                                             Center, Minneapolis, MN
                                                             55474

                        RiverSource Life Insurance Company   829 Ameriprise Financial      Anti-Money Laundering Officer
                                                             Center, Minneapolis, MN
                                                             55474

                        RiverSource Service Corporation      734 Ameriprise Financial      Anti-Money Laundering Officer
                                                             Center, Minneapolis, MN
                                                             55474

Patrick Thomas          Ameriprise Trust Company             200 Ameriprise Financial      Director, Senior Vice President
Bannigan,                                                    Center, Minneapolis, MN
Director and Senior                                          55474
Vice President -
Asset Management,       RiverSource Distributors, Inc.       50611 Ameriprise Financial    Vice President
Products and                                                 Center, Minneapolis, MN
Marketing                                                    55474

                        RiverSource Service Corporation      734 Ameriprise Financial      Director
                                                             Center, Minneapolis, MN
                                                             55474

                        Seligman Advisors, Inc.              100 Park Avenue, New York,    Director and Vice President
                        Seligman Services, Inc.              NY 10017

Walter S. Berman,       Advisory Capital Strategies Group    100 Park Avenue, New York,    Treasurer
Treasurer               Inc.                                 NY 10017



    Name and Title               Other Companies                      Address*                  Title within other companies
---------------------   ----------------------------------   ---------------------------   --------------------------------------
                        American Enterprise Investment       70400 AXP Financial           Treasurer
                        Services Inc.                        Center, Minneapolis, MN
                                                             55474

                        Ameriprise Auto & Home Insurance     3500 Packerland Drive         Treasurer
                        Agency Inc.                          De Pere, WI 54115

                        Ameriprise Bank, FSB                 9393 Ameriprise Financial     Treasurer
                                                             Center, Minneapolis, MN
                                                             55474

                        Ameriprise Captive Insurance                                       Director and Treasurer
                        Company

                        Ameriprise Certificate Company       70100 Ameriprise Financial    Treasurer and Investment Committee
                                                             Center, Minneapolis, MN       Member (resigned 8/24/07)
                                                             55474

                        Ameriprise Financial, Inc.           200 Ameriprise Financial      Executive Vice President, Chief
                                                             Center, Minneapolis, MN       Financial Officer and Treasurer
                                                             55474

                        Ameriprise Financial Services,       5221 Ameriprise Financial     Director and Treasurer
                        Inc.                                 Center, Minneapolis, MN
                                                             55474

                        Ameriprise Insurance Company         3500 Packerland Drive         Treasurer
                                                             De Pere, WI 54115

                        Boston Equity General Partner LLC                                  Treasurer

                        IDS Capital Holdings Inc.                                          Treasurer

                        IDS Management Corporation                                         Treasurer

                        IDS Property Casualty Insurance      3500 Packerland Drive         Treasurer
                        Company                              De Pere, WI 54115

                        Investors Syndicate Development                                    Vice President and Treasurer
                        Corporation

                        RiverSource CDO Seed Investments,                                  Treasurer
                        LLC

                        RiverSource Distributors, Inc.       50611 Ameriprise Financial    Treasurer
                                                             Center, Minneapolis, MN
                                                             55474

                        RiverSource Life Insurance Company   20 Madison Ave. Extension,    Vice President and Treasurer
                        of New York                          Albany, NY 12005

                        RiverSource Life Insurance Company   829 Ameriprise Financial      Vice President and Treasurer
                                                             Center, Minneapolis, MN
                                                             55474

                        RiverSource Service Corporation      734 Ameriprise Financial      Treasurer
                                                             Center, Minneapolis, MN
                                                             55474

                        RiverSource Tax Advantaged                                         Treasurer
                        Investments, Inc.

                        Securities America Advisors Inc.     12325 Port Grace Blvd.,       Director
                                                             Lavista, NE68128-8204

                        Securities America Financial         7100 W. Center Rd., Ste.      Director
                        Corporation                          500, Omaha, NE 68106-2716

                        Securities America, Inc.             12325 Port Grace Blvd.,       Director
                                                             Lavista, NE68128

                        Seligman Advisors, Inc.              100 Park Avenue, New York,    Treasurer
                        Seligman Services, Inc.              NY 10017



    Name and Title               Other Companies                      Address*                  Title within other companies
---------------------   ----------------------------------   ---------------------------   --------------------------------------
                        Threadneedle Asset Management        60 St. Mary Axe, London       Director
                        Holdings Ltd.                        EC3A 8JQ

Peter Arthur Gallus,    Advisory Capital Strategies Group    100 Park Avenue, New York,    Director, Vice President and Chief
Senior Vice             Inc.                                 NY 10017                      Operating Officer
President, Chief
Operating Officer and   Advisory Select LLC                  Dissolved                     President and Chief Operating Officer
Assistant Treasurer                                                                        (resigned 5/1/07)

                        Ameriprise Financial, Inc.           200 Ameriprise Financial      Vice President - Investment
                                                             Center, Minneapolis, MN       Administration
                                                             55474

                        Ameriprise Financial Services, Inc.  5221 Ameriprise Financial     Vice President - CAO-AEFA Investment
                                                             Center, Minneapolis, MN       Management
                                                             55474

                        Boston Equity General Partner LLC                                  President, Chief Operating Officer and
                                                                                           Chief Compliance Officer

                        IDS Capital Holdings Inc.                                          Vice President and Controller

                        Kenwood Capital Management LLC       333 S. 7th Street, Suite      Board Member
                                                             2330, Minneapolis, MN 55402

                        Seligman Advisors, Inc.              100 Park Avenue, New York,    Vice President and Chief Operating
                        Seligman Services, Inc.              NY 10017                      Officer

Christopher Paul        Ameriprise Trust Company             200 Ameriprise Financial      Director, Head of Institutional Sales,
Keating, Director and                                        Center, Minneapolis, MN       Client Service and Consultant
Vice President and                                           55474                         Relationships
Head of Institutional
Sales, Client Service   Kenwood Capital Management LLC       333 S. 7th Street, Suite      Board Member
and Consultant                                               2330, Minneapolis, MN 55402
Relationships
                        Seligman Advisors, Inc.              100 Park Avenue, New York,    Vice President
                        Seligman Services, Inc.              NY 10017

Michelle Marie          Ameriprise Bank, FSB                 9393 Ameriprise Financial     Director
Keeley, Director and                                         Center, Minneapolis, MN
Executive Vice                                               55474
President - Equity
and Fixed Income        Ameriprise Financial, Inc.           200 Ameriprise Financial      Executive Vice President - Equity and
                                                             Center, Minneapolis, MN       Fixed Income
                                                             55474

                        Ameriprise Financial Services, Inc.  5221 Ameriprise Financial     Executive Vice President - Equity and
                                                             Center, Minneapolis, MN       Fixed Income
                                                             55474

                        IDS Property Casualty Insurance      3500 Packerland Drive         Vice President - Investments
                        Company                              De Pere, WI 54115

                        Kenwood Capital Management LLC       333 S. 7th Street, Suite      Board Member
                                                             2330, Minneapolis, MN 55402

                        RiverSource CDO Seed Investments,                                  Chairperson and President
                        LLC

                        RiverSource Life Insurance Company   829 Ameriprise Financial      Vice President - Investments
                                                             Center, Minneapolis, MN
                                                             55474



    Name and Title               Other Companies                      Address*                  Title within other companies
---------------------   ----------------------------------   ---------------------------   --------------------------------------
                        RiverSource Life Insurance Company   20 Madison Ave. Extension,    Vice President - Investments
                        of New York                          Albany, NY 12005

                        Ameriprise Certificate Company       70100 Ameriprise Financial    Vice President - Investments,
                                                             Center, Minneapolis, MN       Investment Committee Member (resigned
                                                             55474                         8/24/07)

                        AMEX Assurance Company                                             Vice President - Investments (resigned
                                                                                           9/30/2007)

Jennifer Davis          Kenwood Capital Management LLC       333 S. 7th Street, Suite      Chief Compliance Officer
Lammers,                                                     2330, Minneapolis, MN 55402
Chief Compliance
Officer                 RiverSource Service Corporation      734 Ameriprise Financial      Chief Compliance Officer
                                                             Center, Minneapolis, MN
                                                             55474

Brian Joseph McGrane,   Advisory Capital Strategies Group    100 Park Avenue, New York,    Vice President and Chief Financial
Director, Vice          Inc.                                 NY 10017                      Officer
President and Chief
Financial Officer       Advisory Select LLC                  Dissolved                     Vice President and Chief Financial
                                                                                           Officer (resigned 5/1/07)

                        Ameriprise Financial, Inc.           200 Ameriprise Financial      Senior Vice President and Lead
                                                             Center, Minneapolis, MN       Financial Officer
                                                             55474

                        Ameriprise Financial Services, Inc.  5221 Ameriprise Financial     Vice President and Lead Financial
                                                             Center, Minneapolis, MN       Officer - Finance
                                                             55474

                        Ameriprise Trust Company             200 Ameriprise Financial      Director
                                                             Center, Minneapolis, MN
                                                             55474

                        Boston Equity General Partner LLC                                  Vice President and Chief Financial
                                                                                           Officer

                        RiverSource CDO Seed Investments,                                  Board Member
                        LLC

                        RiverSource Life Insurance Company   829 Ameriprise Financial      Director, Executive Vice President and
                                                             Center, Minneapolis, MN       Chief Financial Officer
                                                             55474

                        Ameriprise Certificate Company       70100 Ameriprise Financial    Vice President and Chief Financial
                                                             Center, Minneapolis, MN       Officer (resigned 8/24/07)
                                                             55474

Thomas R. Moore,        Advisory Capital Strategies Group    100 Park Avenue, New York,    Secretary
Secretary               Inc.                                 NY 10017

                        American Enterprise Investment       70400 AXP Financial           Secretary
                        Services Inc.                        Center, Minneapolis, MN
                                                             55474



    Name and Title               Other Companies                      Address*                  Title within other companies
---------------------   ----------------------------------   ---------------------------   --------------------------------------
                        Ameriprise Bank, FSB                 9393 Ameriprise Financial     Secretary
                                                             Center, Minneapolis, MN
                                                             55474

                        Ameriprise Captive Insurance                                       Assistant Secretary
                        Company

                        Ameriprise Financial, Inc.           200 Ameriprise Financial      Vice President, Chief Governance
                                                             Center, Minneapolis, MN       Officer and Corporate Secretary
                                                             55474

                        Ameriprise Financial Services,       5221 Ameriprise Financial     Secretary
                        Inc.                                 Center, Minneapolis, MN
                                                             55474

                        Ameriprise Insurance Company         3500 Packerland Drive         Secretary
                                                             De Pere, WI 54115

                        Ameriprise Trust Company             200 Ameriprise Financial      Secretary
                                                             Center, Minneapolis, MN
                                                             55474

                        IDS Capital Holdings Inc.                                          Secretary

                        IDS Futures Corporation              570 Ameriprise Financial      Secretary
                                                             Center, Minneapolis, MN
                                                             55474

                        IDS Management Corporation                                         Secretary

                        IDS Property Casualty Insurance      3500 Packerland Drive         Secretary
                        Company                              De Pere, WI 54115

                        Investors Syndicate Development                                    Secretary
                        Corporation

                        RiverSource CDO Seed Investments,                                  Secretary
                        LLC

                        RiverSource Distributors, Inc.       50611 Ameriprise Financial    Secretary
                                                             Center, Minneapolis, MN
                                                             55474

                        RiverSource Life Insurance Company   20 Madison Ave. Extension,    Secretary
                        of New York                          Albany, NY 12005

                        RiverSource Life Insurance Company   829 Ameriprise Financial      Secretary
                                                             Center, Minneapolis, MN
                                                             55474

                        RiverSource Service Corporation      734 Ameriprise Financial      Secretary
                                                             Center, Minneapolis, MN
                                                             55474

                        RiverSource Tax Advantaged                                         Secretary
                        Investments, Inc.

                        Securities America Financial         7100 W. Center Rd., Ste.      Secretary (resigned 11/19/07)
                        Corporation                          500, Omaha, NE 68106-2716

                        Seligman Advisors, Inc.              100 Park Avenue, New York,    Secretary
                        Seligman Services, Inc.              NY 10017

Scott Roane Plummer,    Ameriprise Financial, Inc.           200 Ameriprise Financial      Vice President - Asset Management
Chief Legal Officer                                          Center, Minneapolis, MN       Compliance
and Assistant                                                55474
Secretary
                        Ameriprise Financial Services, Inc.  5221 Ameriprise Financial     Vice President and Chief Counsel -
                                                             Center, Minneapolis, MN       Asset Management
                                                             55474

                        RiverSource Distributors, Inc.       50611 Ameriprise Financial    Chief Counsel
                                                             Center, Minneapolis, MN
                                                             55474



    Name and Title               Other Companies                      Address*                  Title within other companies
---------------------   ----------------------------------   ---------------------------   --------------------------------------
                        RiverSource Service Corporation      734 Ameriprise Financial      Vice President, Chief Legal Officer
                                                             Center, Minneapolis, MN       and Assistant Secretary
                                                             55474

                        Ameriprise Certificate Company       70100 Ameriprise Financial    Vice President, General Counsel and
                                                             Center, Minneapolis, MN       Secretary (resigned 8/24/07)
                                                             55474

                        Seligman Advisors, Inc.              100 Park Avenue, New York,    Chief Counsel
                        Seligman Services, Inc.              NY 10017

William Frederick       Advisory Capital Strategies Group    100 Park Avenue, New York,    Director
'Ted' Truscott          Inc.                                 NY 10017
Chairman, Chief
Investment Officer      Ameriprise Certificate Company       70100 Ameriprise Financial    Director, President and Chief
and President                                                Center, Minneapolis, MN       Executive Officer (resigned 8/24/07)
                                                             55474

                        Ameriprise Financial, Inc.           200 Ameriprise Financial      President - U.S. Asset Management,
                                                             Center, Minneapolis, MN       Annuities and Chief Investment Officer
                                                             55474

                        Ameriprise Financial Services, Inc.  5221 Ameriprise Financial     Senior Vice President and Chief
                                                             Center, Minneapolis, MN       Investment Officer
                                                             55474

                        Ameriprise Trust Company             200 Ameriprise Financial      Director
                                                             Center, Minneapolis, MN
                                                             55474

                        IDS Capital Holdings Inc.                                          Director and President

                        Kenwood Capital Management LLC       333 S. 7th Street, Suite      Board Member
                                                             2330, Minneapolis, MN 55402

                        RiverSource Distributors, Inc.       50611 Ameriprise Financial    Chairman and Chief Executive Officer
                                                             Center, Minneapolis, MN
                                                             55474

                        Seligman Advisors, Inc.              100 Park Avenue, New York,    Chairman and Chief Executive Officer
                        Seligman Services, Inc.              NY 10017

                        Threadneedle Asset Management        60 St. Mary Axe, London       Director
                        Holdings Ltd.                        EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter

(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

Seligman Advisors, Inc. acts as principal underwriter for the following investment companies:

THE SELIGMAN FAMILY OF FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman



Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

THE RIVERSOURCE FAMILY OF FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc. and RiverSource Tax-Exempt Series, Inc..

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

             Name and
    Principal Business Address      Positions and Offices with Underwriter   Positions and Offices with Fund
---------------------------------   --------------------------------------   -------------------------------
Gumer C. Alvero*                    Director and Vice President              None
Patrick Thomas Bannigan*            Director and Vice President              President
Timothy V. Bechtold*                Director and Vice President              None
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Jeffrey Lee McGregor, Sr.*          President                                None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel
                                                                             and Secretary
Julie A. Ruether*                   Chief Compliance Officer                 None
William Frederick 'Ted' Truscott*   Chairman and Chief Executive Officer     Board Member and Vice President

As to each director, principal officer or partner of Seligman Advisors, Inc.

             Name and
    Principal Business Address      Positions and Offices with Underwriter   Positions and Offices with Fund
---------------------------------   --------------------------------------   -------------------------------
William Frederick "Ted" Truscott*   Chairman and Chief Executive Officer     Director and Vice President
Patrick Thomas Bannigan*            Director and Vice President              President
Jeffrey Lee McGregor, Sr.*          Director and President                   None
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Peter A. Gallus*                    Vice President and Chief Operating       None
                                    Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Christopher P. Keating*             Vice President                           None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel
                                                                             and Secretary
Brian Mitchell**                    Chief Compliance Officer                 None
Thomas R. Moore*                    Secretary                                None
Walter Berman*                      Treasurer                                None
Eleanor T. M. Hoagland**            Anti-Money Laundering Officer            None

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

**   Business address is: 100 Park Avenue, New York, NY 10017.

(c)  Not Applicable



Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable

Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE MONEY MARKET SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 20th day of Feb., 2009.

RIVERSOURCE MONEY MARKET SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of Feb., 2009.

Signature                               Capacity
-------------------------------------   ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

Signature                               Capacity
-------------------------------------   ------------------


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 66 to Registration Statement No. 2-54516, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 66
                      TO REGISTRATION STATEMENT NO. 2-54516

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A and Part B.

     Class R2 Supplement for RiverSource Cash Management Fund prospectus.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
     LLP).

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009.